May 9, 2017

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Money Market Reserves (the “Trust”)
File No. 2-52698

Commissioners:

Pursuant to Rule 497(e) under the Securities Act of 1933, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated April 10, 2017, filed pursuant to Rule 497(e), for the Vanguard
Prime Money Market Fund, series of the above mentioned Trust.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-2153.

Sincerely,

Jaliya S. Faulkner
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esq.
U.S. Securities & Exchange Commission